ABERDEEN FUNDS

(the “Trust”)

Aberdeen Emerging Markets Debt Fund

(the “Fund”)

Supplement dated December 14, 2018 to the Fund’s Prospectus dated February 28, 2018, as supplemented to date

Reduction in Investment Advisory Fee and Expense Limitation for the Fund

On December 12, 2018, the Board of Trustees of the Trust (the “Board”) approved a reduction in the investment advisory fee payable by the Fund to Aberdeen Asset Management Inc. (the “Adviser”) from 0.75% on the first $500 million of average daily net assets and 0.70% on average daily net assets of $500 million and more to 0.60% on the first $500 million of average daily net assets and 0.55% of average daily net assets of $500 million and more effective December 14, 2018.  The Board also approved a reduction in the Fund’s expense limitation from an annual rate of 0.90% of the Fund’s average daily net assets to 0.65% of the Fund’s average daily net assets, and an extension of the expense limitation to February 29, 2020.

Accordingly, effective immediately, the following changes are made to the Prospectus:

The following replaces the subsections entitled “Fees and Expenses of the Fund” and “Example” in the section entitled “Summary — Aberdeen Emerging Markets Debt Fund” beginning on page 69:

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment)	Class A Shares		Class C Shares		Class R Shares	Class T Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%		None		None	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75	%(1)	1.00	%(2)	None	None	None	None
Small Account Fee(3)	$20		$20		None	$20	$20	$20
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (4)	0.60%		0.60%		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.50%	0.25%	None	None
Other Expenses(5)	1.16%		1.00%		1.12%	1.16%	1.02%	0.93%
Total Annual Fund Operating Expenses	2.01%		2.60%		2.22%	2.01%	1.62%	1.53%
Less: Amount of Fee Limitations/Expense Reimbursements(6)	0.88%		0.95%		0.88%	0.88%	0.97%	0.88%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.13%		1.65%		1.34%	1.13%	0.65%	0.65%

(1)         Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)         If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.

(3)         Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee.  See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

(4)         Management Fees have been restated to reflect current fees. Effective December 14, 2018, the contractual investment advisory fee payable by the Fund to Aberdeen Asset Management Inc. (the “Adviser”) changed from 0.75% on the first $500 million of average daily net assets and 0.70% on average daily net assets of $500 million and more to 0.60% on the first $500 million of average daily net assets and 0.55% of average daily net assets of $500 million and more.

(5)         Other Expenses for Class A, Class C, Class R, Institutional Class and Institutional Service Class shares have been restated to reflect current fees.  Other Expenses for Class T shares are estimated for the current fiscal year because Class T has not commenced operations as of the date of this prospectus.

(6)         Aberdeen Funds (the “Trust”) and the Adviser have entered into a written contract limiting operating expenses to 0.65% for all classes of the Fund. This contractual limitation may not be terminated before February 29, 2020 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares, Class T Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Debt Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$535	$947	$1,384	$2,596
Class C shares	$268	$718	$1,295	$2,864
Class R shares	$136	$610	$1,109	$2,486
Class T shares	$362	$782	$1,227	$2,460
Institutional Class shares	$66	$416	$790	$1,840
Institutional Service Class shares	$66	$397	$751	$1,748

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$168	$718	$1,295	$2,864

The following replaces the information relating to the Fund in the management fee table under the section entitled “Management Fees” beginning on page 152:

Fund Assets	Management Fee	Actual Rate for Fiscal Year Ended October 31, 2017
Aberdeen Emerging Markets Debt Fund[3]
On assets up to $500 million	0.60%	0.00%
On assets of $500 million or more	0.55%

3 The management fee rate for the Fund became effective December 14, 2018. The prior management fee rate for the Fund was 0.75% on average daily net assets up to $500 million and 0.70% on average daily net assets in excess of $500 million. The prior expense limitation for the Fund was 0.90% of average daily net assets.

The following replaces the information relating to the Fund in the expense limitation table under the section entitled “Management Fees” beginning on page 153:

Name of Fund/Class	Expense Limitation
Aberdeen Emerging Markets Debt Fund	0.65	%*

* This contractual limitation may not be terminated before February 29, 2020 without the approval of the Independent Trustees.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

(the “Trust”)

Aberdeen Emerging Markets Debt Fund

(the “Fund”)

Supplement dated December 14, 2018 to the Fund’s Statement of Additional Information (“SAI”) dated February 28, 2018, as supplemented to date

Reduction in Investment Advisory Fee and Expense Limitation for the Fund

On December 12, 2018, the Board of Trustees of the Trust (the “Board”) approved a reduction in the investment advisory fee payable by the Fund to Aberdeen Asset Management Inc. (the “Adviser”) from 0.75% on the first $500 million of average daily net assets and 0.70% on average daily net assets of $500 million and more to 0.60% on the first $500 million of average daily net assets and 0.55% of average daily net assets of $500 million and more effective December 14, 2018.  The Board also approved a reduction in the Fund’s expense limitation from an annual rate of 0.90% of the Fund’s average daily net assets to 0.65% of the Fund’s average daily net assets, and an extension of the expense limitation to February 29, 2020.

Accordingly, effective immediately, the following changes are made to the SAI:

The following replaces the information relating to the Fund in the advisory fee table in the section entitled “Aberdeen Asset Management Inc.” on page 130:

Fund	Asset	Investment Advisory Fee
Aberdeen Emerging Markets Debt Fund***	$0 up to $500 million	0.60%
	$500 million and more	0.55%

*** The management fee rate for the Fund became effective December 14, 2018.  Prior to December 14, 2018, the management fee rate for the Fund was 0.75% on average daily net assets up to $500 million and 0.70% on average daily net assets in excess of $500 million.

The following replaces the information relating to the Fund in the expense limitation table in the section entitled “Limitation of Fund Expenses” beginning on page 130:

Name of Fund/Class	2018 Expense Limitation
Aberdeen Emerging Markets Debt Fund(2)	0.65	%**

** The 2018 Expense Limitation is in effect as of December 14, 2018 and may not be terminated before February 29, 2020 without the approval of the Independent Trustees.

(2) Prior to December 14, 2018, the Expense Limitation was 0.90%.

Please retain this Supplement for future reference.